Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 68,719	$ 131,407
Cash equivalents	116,456	562,800
Total	$ 185,175	$ 694,207